Income Taxes (Details 2) - USD ($)	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Deferred tax assets (liability)
Net operating loss	$ 668,422	$ 431,923
Valuation allowance	(668,422)	(391,848)	$ (223,300)
Total
Federal and State net operating loss carry-forwards	$ 1,700,000	$ 1,004,000